Related Party Transactions - Schedule of Net Income (Expenses) from Related Parties (Parenthetical) (Detail)	6 Months Ended
Jun. 30, 2015
KOAS [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
KOAS UK [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%
KNOT [Member]
Related Party Transaction [Line Items]
Margin rate on administration cost	5.00%